EQUITY ACCOUNTED INVESTMENTS - Schedule Of Changes In Balance Of Investments (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Investments in subsidiaries, joint ventures and associates reported in separate financial statements [abstract]
Balance, beginning of period	$ 59,124	$ 47,094
Additions, net of disposals1	9,162	10,798
Investment Accounted For Using Equity Method, Acquisitions Through Business Combinations	8	44
Investment Accounted for Using Equity Method, Share of comprehensive income	4,127	2,755
Distributions received	(2,088)	(1,628)
Return of Capital	(335)	(480)
Foreign currency translation and other	(1,688)	541
Balance, end of period	$ 68,310	$ 59,124